Summary Of Significant Accounting Policies (Effect Of Correction On Consolidated Statements Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 As Previously Reported [Member]	Mar. 31, 2011 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Jun. 30, 2011 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2011 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2010 As Previously Reported [Member]	Mar. 31, 2012 Adjustment [Member]	Mar. 31, 2011 Adjustment [Member]	Jun. 30, 2012 Adjustment [Member]	Jun. 30, 2011 Adjustment [Member]	Sep. 30, 2012 Adjustment [Member]	Sep. 30, 2011 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]	Dec. 31, 2010 Adjustment [Member]	Mar. 31, 2012 Restated [Member]	Mar. 31, 2011 Restated [Member]	Jun. 30, 2012 Restated [Member]	Jun. 30, 2011 Restated [Member]	Sep. 30, 2012 Restated [Member]	Sep. 30, 2011 Restated [Member]	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
(Increase) decrease in other assets	$ 7,437	$ (4,200)	$ (4,918)	$ 11,609	$ 23,018	$ 23,963	$ 29,742	$ (51,549)	$ 163,741	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ 57,121	$ 64,922	$ (4,884)	$ (11,702)	$ 976	$ (3,688)	$ (9,823)	$ (442)	$ 5,572	$ 228,663
Net Cash (Used in) Provided by Operating Activities	(12,188)	54,243	51,884	19,303	42,598	10,239	(14,066)	(41,363)	149,724	684	6,784	10,633	26,706	33,786	30,184	57,121	64,922	54,927	58,668	29,936	69,304	44,025	16,118	15,758	214,646
Increase in loans receivable, net, excluding loans acquired	(870,577)	101,618	72,086	351,982	275,961	596,443	322,254	(503,514)	(58,373)	684	6,784	10,633	26,706	33,786	30,184	(57,121)	(64,922)	102,302	78,870	362,615	302,667	630,229	352,438	(560,635)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$ (527,676)	$ (46,994)	$ (1,201)	$ (310,258)	$ 19,338	$ (304,863)	$ 215,382	$ 82,853	$ 7,617	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ (57,121)	$ (64,922)	$ (47,678)	$ (7,985)	$ (320,891)	$ (7,368)	$ (338,649)	$ 185,198	$ 25,732	$ (57,305)